Events after the balance sheet date	12 Months Ended
Dec. 31, 2020
Events after the balance sheet date
Events after the balance sheet date

25. Events after the balance sheet date

On January 8, 2021, Addex Therapeutics Ltd issued 6,900,000 registered shares, with a nominal value of CHF 1 each, at an issue price of CHF 1.46367. Out of the total new shares, 6,750,000 are in the form of American Depositary Shares, listed on the Nasdaq Stock Market. As a result, the Company’s share capital increased from CHF 32,848,635 to CHF 39,748,635. The gross proceeds amount to CHF 10.1 million (USD 11.5 million).